Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 28, 2011 Carrier	Dec. 31, 2011 Carriers	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007 Building	Dec. 31, 2011 Six LNG Carriers [Member]	Dec. 31, 2011 Angola LNG Carriers [Member] Vessel	Feb. 28, 2011 Angola LNG Carriers [Member]	Dec. 31, 2011 Teekay Nakilat [Member]	Feb. 28, 2011 Marubeni [Member]	Dec. 31, 2011 Marubeni [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Skaugen Multigas Subsidiary [Member]	Dec. 31, 2008 Skaugen Multigas Subsidiary [Member]
Commitments and Contingencies (Textual) [Abstract]
Payments to acquire Skaugen LPG Carrier		$ 64,685,000	$ 26,652,000	$ 134,926,000
Fixed-rate charter period		15 years			20 years		20 years								15 years
Percentage of Teekay corporation ownership interest		33.00%			33.00%									100.00%
Number of LNG carriers	6				4		3
Cost of Construction					906,000,000
Share in cost of construction					299,000,000
Payments made to commitments by the joint ventures companies		770,100,000
Share in payments made to commitments by joint ventures companies		254,100,000
Remaining payments commitments by joint ventures companies		135,900,000
Debt assumed by acquiring company		65,000,000					258,000,000
Numbers of LNG Carriers Delivered		3
Number of carriers to be acquired through joint venture		6
Joint venture total ownership interest						100.00%
Period of capital lease		30 years
Equity Purchase Price	1,300,000,000	19,000,000						76,000,000
Partnership own joint venture	100.00%									52.00%	52.00%
Percentage of ownership interest held by partnership									70.00%
Tax exposure loss												$ 77,000,000	$ 54,000,000